3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA  19103-2799
215.981.4000
Fax 215.981.4750

Lisa D. Zeises
(215) 981-4722
Zeisesl@pepperlaw.com

July 25, 2012

Division of Investment Management U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549 Attn: Bo Howell, Esq.

Re:	Touchstone Strategic Trust - File No. 333-182177 Touchstone Funds Group Trust – File No. 333-182176 Touchstone Investment Trust - File No. 333-182179

Dear Mr. Howell:

On behalf of Touchstone Strategic Trust, Touchstone Funds Group Trust and Touchstone Investment Trust (each a “Trust” and collectively, the “Trusts”) accompanying this letter is Post-Effective Amendment No. 1 to each Trust’s registration statement on Form N-14 (each an “Amendment” and collectively, the “Amendments”) in connection with the proposed reorganization of the series listed below that are offered by Fifth Third Funds (each an “Acquired Fund” and collectively, the “Acquired Funds”) into the corresponding series listed below offered by Touchstone Strategic Trust, Touchstone Funds Group Trust or Touchstone Investment Trust (each an “Acquiring Fund” and collectively, the “Acquiring Funds”).

Acquired Funds	Acquiring Funds
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust

Philadelphia	Boston	Washington, D.C.	Detroit	New York	Pittsburgh
Berwyn	Harrisburg	Orange County	Princeton	Wilmington

www.pepperlaw.com

Division of Investment Management
U.S. Securities and Exchange Commission
July 25, 2012

Acquired Funds	Acquiring Funds
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund, a series of Touchstone Strategic Trust
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust
Fifth Third International Equity Fund	Touchstone International Value Fund, a series of Touchstone Strategic Trust
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund, a series of Touchstone Strategic Trust

As counsel to the Trusts, we reviewed the Amendments and hereby represent that each Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Securities Act of 1933, as amended.  This letter also addresses the comments of the Securities and Exchange Commission’s staff (the “Staff”) with respect to each Trust’s registration statement on Form N-14 (“Registration Statements”), which were provided orally from Mr. Howell on July 12, 2012.  The Trusts’ responses to the Staff’s comments are reflected in the Amendments.

We have organized this letter by setting forth the Staff’s comments in italicized text followed by the Trusts’ response to the Staff’s comments.

Division of Investment Management
U.S. Securities and Exchange Commission
July 25, 2012

Comments to the Prospectus/Proxy Statement

                              1. In the letter to shareholders, indicate who will pay the costs of the reorganization, including portfolio repositioning costs.

Response:  The Amendments have been updated to address the Staff’s comment.

                              2. In the section entitled “Why are the Reorganizations being proposed?,” it states “The Board also noted that, in the case of the Fifth Third Micro Cap Value and Fifth Third Strategic Income Funds, the FTAM fund portfolio management team would continue to manage the newly-created Acquiring Funds and the FTAM teams’ performance has been good.”  Explain what “good” performance means.

Response:  The Amendments have been updated to address the Staff’s comment.

                               3. In the section entitled “Why are the Reorganizations being proposed?,” please explain whether the Board considered whether any of the Acquiring Funds after the reorganizations will have gross expenses and/or net expenses that are higher than the corresponding Acquired Funds.

Response:  The Amendments have been updated to address the Staff’s comment.

                               4. In the section entitled “Why are the Reorganizations being proposed?,” provide an estimate of the costs of the reorganizations.

Response:  All of the costs of the reorganizations, except for portfolio repositioning costs, if any, will be borne by Touchstone Advisors, Inc. (“Touchstone Advisors”) and Fifth Third Asset Management, Inc. (“FTAM”) and/or their affiliates.  The Trusts have updated the Amendments to reflect the estimated dollar amount of the portfolio repositioning costs that the Acquiring Funds may bear in connection with the reorganizations.  Because the Acquiring Funds and the Acquired Funds (the “Funds”) are not paying the other costs of the reorganizations, the Trusts believe the current disclosure is sufficient and it is not necessary to disclose the other costs of the reorganization.

Division of Investment Management
U.S. Securities and Exchange Commission
July 25, 2012

                              5. In the chart for the Fifth Third Quality Growth Fund and Touchstone Large Cap Growth Fund in the section entitled “How do the Funds’ investment goals and principal investment strategies compare?,” confirm the dollar range of securities included in the Russell 1000 Index.

Response:  The Amendments have been updated to address the Staff’s comment.

      6. If an Acquiring Fund can invest a significant percentage of its assets in the securities of a single issuer, please disclose this in the narrative below the comparison chart in the section entitled “How do the Funds’ investment goals and principal investment strategies compare?.”

Response:  The Amendments have been updated to reflect the Staff’s comment.

                              7. In the section entitled “How do the Funds’ investment goals and principal investment strategies compare?,” consider disclosing in the narrative below the chart for the Fifth Third All Cap Value Fund and Touchstone Value Fund that the Touchstone Value Fund may invest in preferred stocks as part of its principal investment strategy, while the Fifth Third All Cap Value Fund does not.

Response:  The Amendments have been updated to reflect the Staff’s comment.

                              8. In the chart for the Fifth Third High Yield Fund and the Touchstone High Yield Fund in the section entitled “How do the Funds’ investment goals and principal investment strategies compare?,” (1) define non-investment grade debt securities and (2) disclose the Touchstone High Yield Fund’s dollar weighted maturity instead of its average maturity.

Response:  The Amendments have been updated to reflect the Staff’s comments.

                              9.  In the narrative below the chart for the Fifth Third Short Term Bond Fund and the Touchstone Ultra Short Duration Fixed Income Fund in the section entitled “How do the Funds’ investment goals and principal investment strategies compare?,” provide an example of how duration and maturity differ.

Response:  The Amendments have been updated to address the Staff’s comment.

Division of Investment Management
U.S. Securities and Exchange Commission
July 25, 2012

                              10.  In the narrative below the chart for the Fifth Third Total Return Bond Fund and the Touchstone Core Bond Fund in the section entitled “How do the Funds’ investment goals and principal investment strategies compare?,” explain the difference between mortgage-backed securities and mortgage related securities.

Response:  The Amendments have been updated to address the Staff’s comment.

                              11.  In the narrative below the charts for the Touchstone Growth Allocation Fund, the Touchstone Moderate Growth Allocation Fund, the Touchstone Balanced Allocation Fund and the Touchstone Conservative Allocation Fund (the “Asset Allocation Funds”) and their corresponding Acquired Funds, elaborate on the differences between the underlying funds of the Acquired Fund and the Acquiring Fund.  This can be accomplished by including a cross reference to the Appendix, which contains a list of the underlying funds of the Asset Allocation Funds.

Response:  The Amendments have been updated to reflect the Staff’s comment.

                              12. In the chart for the Fifth Third International Equity Fund and the Touchstone International Value Fund in the section entitled “How do the Funds’ investment goals and principal investment strategies compare?,” (1) explain whether the Touchstone International Value Fund will allocate its assets to securities of issuers located in a certain number of countries and (2) disclose that the Touchstone International Value Fund may engage in frequent and active trading.  In addition, in your response letter explain whether the Touchstone International Value Fund will invest at least 40% of its assets in non-U.S. securities.  If the Touchstone International Value Fund will invest at least 40% of its assets in non-U.S. securities, consider adding this disclosure to the principal investment strategy.

Response:  The Amendments have been updated to reflect the Staff’s comments.  Although the Touchstone International Value Fund will invest at least 40% of its assets in non-U.S. securities, this disclosure has not been added to the principal investment strategy.

                              13.  In the chart for the Fifth Third Strategic Income Fund and the Touchstone Strategic Income Fund in the section entitled “How do the Funds’ investment goals and principal investment strategies compare?,” disclose the market capitalization range of the equity securities in which the Touchstone Strategic Income Fund may invest.

Response:  The Amendments have been updated to reflect the Staff’s comment.

Division of Investment Management
U.S. Securities and Exchange Commission
July 25, 2012

                              14. In the section entitled “How do the Funds’ fees and expenses compare?,” consider modifying the format of the charts to include each class comparison in a separate chart.

Response:  The Trusts believe the current format is sufficient in conveying the information to shareholders in a reasonably concise and organized manner given the large number of Funds included within the Amendments.

                              15.  In the section entitled “Will there be any repositioning costs?,” disclose who will pay these costs and the estimated dollar amounts of these costs.

Response:  The Amendments have been updated to reflect the Staff’s comment.

                              16. Confirm that Mortgage-Backed Securities and Asset-Backed Securities Risk, Merger Arbitrage Risk, Real Estate Investment Trust Risk and Short Sales Risk is a principal risk of the underlying funds of the Touchstone Growth Allocation Fund.  If these are non-principal risks, please remove these risks from the section “Comparison of Principal Risks” and disclose them as non-principal risks.

Response:  Touchstone Strategic Trust confirms that Mortgage-Backed Securities and Asset-Backed Securities Risk, Merger Arbitrage Risk, Real Estate Investment Trust Risk and Short Sales Risk are expected to be principal risks of the underlying funds of the Touchstone Growth Allocation Fund.

                              17.  The Touchstone Conservative Allocation Fund lists Mid Cap Risk, Small Cap Risk, Emerging Markets Risk and High Yield Risk.  Explain how these risks are consistent with a conservative strategy.

Response:  As part of its principal investment strategy, the Touchstone Conservative Allocation Fund may allocate 20-40% of its assets in equity securities and 60-80% in fixed income securities.   Touchstone Strategic Trust does not believe that the inclusion of such strategies, when combined with other strategies as part of a broader asset allocation model, is inconsistent with the Fund’s stated objective and strategy.  Therefore, Touchstone Strategic Trust believes that the inclusion of this risk disclosure is appropriate.

                              18. The prospectus/proxy statement discloses that “a condition to closing the Transaction is that all of the Acquired Funds approve the reorganization on to the Touchstone mutual fund platform.  If this condition is not met, then Touchstone Advisors is not obligated to close the Transaction, and absent a waiver from Touchstone Advisors, none of the Reorganizations would be consummated. In that event, the Fifth Third Board will consider other possible courses of action for the Acquired Funds.”  Confirm that this is consistently disclosed throughout the prospectus/proxy statement.

Division of Investment Management
U.S. Securities and Exchange Commission
July 25, 2012

Response:  The Trusts confirm that this is consistently disclosed throughout the prospectus/proxy statement.

Comments to the Statements of Additional Information (“SAIs”)

                              19. In the notes to the pro forma financial statements, disclose the accounting survivor.

Response:  The Amendments have been updated to reflect the Staff’s comment.

                              20. In the SAIs, disclose that all of the pro forma financial statements are unaudited.

Response:  The Amendments have been updated to reflect the Staff’s comment.

                              21. In the notes to the pro forma financial statements, disclose whether any security has been identified for sale.  If none has been identified, disclose that the Acquiring Funds can continue to hold all of the securities of the corresponding Acquired Fund without violating the investment policies of the Acquiring Fund.

Response:  The Amendments have been updated to reflect the Staff’s comment.

*           *           *

Division of Investment Management
U.S. Securities and Exchange Commission
July 25, 2012

This letter incorporates by reference the “Tandy Letter” signed by an officer of the Trusts and is attached hereto as Exhibit A.

If you have any questions regarding the Amendments, please contact the undersigned at 215.981.4722 or, in her absence, John M. Ford, Esq. at 215.981.4009.

Very truly yours,
/s/ Lisa D. Zeises
Lisa D. Zeises

EXHIBIT A

July 19, 2012

Division of Investment Management U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Touchstone Strategic Trust - File No. 333-182177 Touchstone Funds Group Trust – File No. 333-182176 Touchstone Investment Trust - File No. 333-182179

Dear Mr. Howell:

In connection with Touchstone Strategic Trust’s, Touchstone Funds Group Trust’s and Touchstone Investment Trust’s (each a “Trust” and collectively, the “Trusts”) response to certain oral comments received from the Commission staff with respect to each Trust’s registration statement on Form N-14 filed with the Commission in June 2012, each Trust is providing the following, as instructed:

Each Trust acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in to the Trust’s registration statement on Form N-14 (the “Registration Statement”), (ii) Commission staff comments or changes to disclosure in response to staff comments in the Registration Statement reviewed by the staff do not foreclose the Commission from taking any action with respect to the Registration Statement, and (iii) the Trust may not assert staff comments with respect to the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this letter to Lisa D. Zeises, Esq. of Pepper Hamilton, LLP, counsel to the Trusts, at 215.981.4722.

Very truly yours,
/s/ Timothy D. Paulin Timothy D. Paulin